Commitments and Contingent Liabilities (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Commitments and Contingent Liabilities (Textual)
Rental expense	$ 489	$ 542	$ 529
Operation lease, description	Lease agreements that will expire between 2018 and 2025.
Contingent liabilities on outstanding bank guarantees aggregated to an amount	$ 45